Transactions with related parties-Charter agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Commissions - related party	$ 298	$ 1,327	$ 1,546
Vessel revenue - related party	8,221	35,684	44,175
[SamcAndBetCommanderAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		July 7, 2009
Daily gross charter rate		24
Address commission		3.75%
Charter party agreement expiration date		August 2011
[SamcAndBetPrinceAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		July 7, 2009
Daily gross charter rate		25
Address commission		3.75%
Charter party agreement expiration date		November 2011
[SafbulkMaritimeAndBetPrinceAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission		1.25%
[SamcAndBetFighterAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		July 7, 2009
Daily gross charter rate		25
Address commission		3.75%
Charter party agreement expiration date		June 2011
[SafbulkMaritimeAndBetFighterAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission		1.25%
[SamcAndBetScouterAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		July 7, 2009
Daily gross charter rate		26
Address commission		3.75%
Charter party agreement expiration date		June 2011
[SafbulkMaritimeAndBetScouterAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission		1.25%
[SamcAndBetIntruderAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		July 7, 2009
Daily gross charter rate		16
Address commission		3.75%
Charter party agreement expiration date		September 2011
[SafbulkMaritimeAndBetIntruderAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission		1.25%
[SwissmarineAndBetFighterAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		June 16, 2011
Minimum months of charter period		11
Maximum months of charter period		13
Charter commencement date		June 2011
Charter Party Rate Details		Gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index.
Address commission		3.75%
[SwissmarineAndBetScouterAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		June 16, 2011
Minimum months of charter period		11
Maximum months of charter period		13
Charter commencement date		June 2011
Charter Party Rate Details		Gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index.
Address commission		3.75%
[SwissmarineAndBetPrinceAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		October 7, 2011
Minimum months of charter period		11
Maximum months of charter period		13
Charter commencement date		November 2011
Charter Party Rate Details		Gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index.
Address commission		3.75%
[SwissmarineAndBetIntruderAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		June 16, 2011
Minimum months of charter period		11
Maximum months of charter period		13
Charter commencement date		September 16, 2011
Daily gross charter rate		$ 12
Address commission		3.75%
Charter party agreement expiration date		July 29, 2012
[SwissmarineAndBetCommanderAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date	July 24, 2012
Charter commencement date	August 23, 2012
Brokerage commission	1.25%
Address commission	3.75%